Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Basic and Diluted Loss Per Share
The calculation of basic and diluted loss per share for the years ended 31 December 2022, 2021, and 2020 is as follows (in thousands, except for share and per share amounts):

	2022	2021	2020
Earnings
Loss for the year	(513,580)	(101,504)	(170,044)
Number of shares
Weighted average number of ordinary shares outstanding	197,721,710	110,673,309	93,648,813

Basic and diluted loss per share	(2.60)	(0.92)	(1.82)